OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

10.OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Salary, welfare and bonus payable	457,974	429,566
Tax payable	116,657	115,192
Consideration payable for share repurchase	113,387	93,475
Advance from customers*	73,196	90,161
Deposits	—	51,402
Others	17,832	35,971
Total	779,046	815,767
*	It represents advance payments from customers, which are refundable under certain conditions and could be used to exchange for the Group’s services.